EliteDesigns® Variable Annuity EliteDesigns® II Variable Annuity	EliteDesigns® Variable Annuity EliteDesigns® II Variable Annuity
Issued by:	Issued by:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001	First Security Benefit Life Insurance and Annuity Company of New York 350 Park Avenue, 14th Floor New York, NY 10022
Supplement Dated August 18, 2017
To Prospectus Dated May 1, 2017
Effective August 18, 2017, the following Subaccounts are made available under the Contract, and are added to the list of Subaccounts on the cover page of the Prospectus:
•	Rational Dynamic Momentum VA
•	TOPS® Aggressive Growth ETF
•	TOPS® Balanced ETF
•	TOPS® Conservative ETF
•	TOPS® Growth ETF
•	TOPS® Managed Risk Balanced ETF
•	TOPS® Managed Risk Growth ETF
•	TOPS® Managed Risk Moderate Growth ETF
•	TOPS® Moderate Growth ETF
The following is added to the table under the “Frequent Transfer Restrictions” section of the Prospectus:
Subaccount	Transfer Block Restriction (# of Calendar Days)
Rational Dynamic Momentum VA	30 days
TOPS® Aggressive Growth ETF, TOPS® Balanced ETF, TOPS® Conservative ETF, TOPS® Growth ETF, TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Growth ETF, TOPS® Managed Risk Moderate Growth ETF, TOPS® Moderate Growth ETF
30 days
The Administration Charge for each of the new subaccounts is 0.25%.
The table “Objectives for Underlying Funds” is revised to read as follows for the new Underlying Funds:
Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
7Twelve™ Balanced Portfolio	3	Seeks superior volatility risk-adjusted returns when compared to the bond and equity markets in general.	7Twelve Advisors, LLC
Rational Dynamic Momentum VA	A	Seeks capital appreciation uncorrelated to global equity markets.	Rational Advisors, Inc.	Chesapeake Capital Corp.
TOPS® Aggressive Growth ETF	Investor	Seeks capital appreciation.	ValMark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Balanced ETF	Investor	Seeks income and capital appreciation.	ValMark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Conservative ETF	Investor	Seeks to preserve capital and provide moderate income and moderate capital appreciation.	ValMark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Growth ETF	Investor	Seeks capital appreciation.	ValMark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Managed Risk Balanced ETF	Investor	Seeks income and capital appreciation with less volatility than the fixed income and equity markets.	ValMark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Managed Risk Growth ETF	Investor	Seeks capital appreciation with less volatility than the equity markets.	ValMark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Managed Risk Moderate Growth ETF	Investor	Seeks capital appreciation with less volatility than equity markets.	ValMark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Moderate Growth ETF	Investor	Seeks capital appreciation.	ValMark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
Please Retain This Supplement For Future Reference